Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment terms	30 days
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment terms	60 days